Provisions	12 Months Ended
Dec. 31, 2025
Provisions
Provisions

18. Provisions

Provisions are recognised where a legal or constructive obligation exists at the balance sheet date, as a result of a past event, where the amount of the obligation can be reliably estimated and where the outflow of economic benefit is probable.

Provisions
In millions of €	2025	2024
Due within one year	39	102
Due after one year	31	39
Total provisions	70	141

Movements 2025			Brazil
In millions of €	Restructuring	Legal	indirect taxes	Other	Total
1 January 2025	85	26	6	24	141
Income Statement:
Charges	55	4	1	20	80
Releases	(45)	(5)	—	(2)	(52)
Utilisation	(68)	(4)	—	(5)	(77)
Provision retained by Unilever	(9)	(1)	—	(9)	(19)
Currency retranslation	(1)	(1)	—	(1)	(3)
31st December 2025	17	19	7	27	70

Restructuring provisions primarily include people costs such as redundancy costs and the cost of compensation where manufacturing, distribution, service or selling agreements are to be terminated. The Group expects these provisions to be substantially utilised within the next few years.

The Group is involved from time to time in legal and arbitration proceedings arising in the ordinary course of business. These proceedings and investigations are at various stages and concern a variety of product markets. Where specific issues arise, provisions are made to the extent appropriate. Due to the nature of the legal cases, the timing of utilisation of these provisions is uncertain.

Provisions for Brazil indirect taxes are separate from the matters listed as contingent liabilities in Note 19. The Group does not have provisions and contingent liabilities for the same matters. Due to the nature of disputed indirect taxes, the timing of utilisation of these provisions is uncertain. Other includes provisions for decommissioning costs as well as for indirect tax provisions for indirect taxes in countries other than Brazil, interest on tax provisions and provisions for various other matters. The timing of utilisation of these provisions is uncertain.

Movements during 2024			Brazil
In millions of €	Restructuring	Legal	indirect taxes	Other	Total
1 January 2024	18	30	30	25	103
Income Statement
- Charges	75	7	2	10	94
- Releases	(1)	(4)	—	(4)	(9)
Utilisation	(9)	(6)	(22)	(7)	(44)
Currency retranslation	2	(1)	(4)	—	(3)
31 December 2024	85	26	6	24	141